Debt - Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 1,554
2023	3,107
2024	2,725
2025	2,604
2026	1,839
Thereafter	4,597
Total	$ 16,426	$ 17,975